Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ 988	$ (387)	$ (125)
Western Australia Nickel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ 1,125
Chilean tax reform [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position remeasured		$ (283)
Discontinued operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement			$ (61)